Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014		Dec. 29, 2013
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	$ 1,027
Derivatives designated as hedging instruments : Liabilities	759
Equity method investments, fair market disclosure	679	[1]
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Equity method investments, fair market disclosure	679	[1]	333	[1],[2]
Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	1,027		706	[2]
Derivatives designated as hedging instruments : Liabilities	759		159	[2]
Equity method investments, fair market disclosure	0
Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Equity method investments, fair market disclosure	0
Interest Rate Contract [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	31	[3]
Derivatives designated as hedging instruments : Liabilities	8	[4],[5]
Derivative Assets, Noncurrent	29		169
Derivative Liabilities, Noncurrent	8		19
Interest Rate Contract [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Liabilities	0
Interest Rate Contract [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	31	[3]	169	[2],[3]
Derivatives designated as hedging instruments : Liabilities	8	[4],[5]	26	[2],[4],[5]
Interest Rate Contract [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Foreign exchange contracts [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	996
Derivatives designated as hedging instruments : Liabilities	751
Derivatives not designated as hedging instruments : Assets	29
Derivatives not designated as hedging instruments : Liabilities	51
Foreign exchange contracts [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Foreign exchange contracts [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	996		537	[2]
Derivatives designated as hedging instruments : Liabilities	751		133	[2]
Derivatives not designated as hedging instruments : Assets	29		25	[2]
Derivatives not designated as hedging instruments : Liabilities	51		29	[2]
Foreign exchange contracts [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Interest Rate Swap [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	$ 0

[1]	Classified as non-current other assets.
[2]	2013 assets and liabilities are all classified as Level 2 with the exception of Other investments of $333 million, which are classified as Level 1.
[3]	Includes $29 million and $169 million of non-current assets for the fiscal years ending December 28, 2014 and December 29, 2013, respectively.
[4]	Includes cross currency interest rate swaps and interest rate swaps.
[5]	Includes $8 million and $19 million of non-current liabilities for the fiscal years ending December 28, 2014 and December 29, 2013, respectively.